Common Stock and Warrants (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Common stock, shares authorized	300,000,000	300,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares outstanding	26,572,615	24,306,612
Amount received upon the exercise of warrants	$ 1,453,514
Series H [Member]
Common stock, shares issued during period	1,751,216
Amount received upon the exercise of warrants	$ 1,453,514
Series G [Member]
Common stock, shares issued during period	454,787
Warrants exercised	625,000
2006 Long-Term Incentive Plan [Member]
Common stock, shares authorized	300,000,000
Common stock, par value	$ 0.001
Common stock, shares outstanding	26,572,615
Stock reserved	3,315,831
Unrestricted common stock issued		81,899
Stock option exercised		190,000